S000028760 [Member] N-1A Cover	Mar. 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	COLUMBIA ETF TRUST II
Entity Central Index Key	0001450501
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Prospectus Date	Aug. 01, 2026